UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-1352

Fidelity Devonshire Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	July 31

Date of reporting period:	October 31, 2012

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® Real Estate
Investment Portfolio

October 31, 2012

1.809107.109

REA-QTLY-1212

Investments October 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.3%
	Shares	Value (000s)
HEALTH CARE PROVIDERS & SERVICES - 0.2%
Health Care Facilities - 0.2%
Brookdale Senior Living, Inc. (a)	300,000	$ 7,038
REAL ESTATE INVESTMENT TRUSTS - 98.1%
REITs - Apartments - 17.3%
American Campus Communities, Inc.	1,029,900	46,665
Apartment Investment & Management Co. Class A	3,349,974	89,411
AvalonBay Communities, Inc.	762,400	103,351
Camden Property Trust (SBI)	897,100	58,877
Education Realty Trust, Inc.	2,142,010	22,555
Equity Residential (SBI)	3,432,600	197,066
Home Properties, Inc.	556,500	33,830
Post Properties, Inc.	763,300	37,257
UDR, Inc.	1,809,341	43,913
TOTAL REITS - APARTMENTS		632,925
REITs - Factory Outlets - 1.6%
Tanger Factory Outlet Centers, Inc.	1,877,300	59,079
REITs - Health Care Facilities - 12.4%
HCP, Inc.	4,532,600	200,794
Ventas, Inc.	3,972,454	251,337
TOTAL REITS - HEALTH CARE FACILITIES		452,131
REITs - Hotels - 4.7%
Chesapeake Lodging Trust	499,420	9,414
Host Hotels & Resorts, Inc.	9,410,005	136,069
Sunstone Hotel Investors, Inc. (a)	2,622,500	25,910
TOTAL REITS - HOTELS		171,393
REITs - Industrial Buildings - 19.3%
DCT Industrial Trust, Inc.	4,481,300	28,904
Duke Realty LP	4,761,800	68,951
Extra Space Storage, Inc.	985,700	33,997
First Industrial Realty Trust, Inc. (a)	1,855,500	24,771
First Potomac Realty Trust	1,124,600	13,394
Prologis, Inc.	7,159,300	245,492
Common Stocks - continued
	Shares	Value (000s)
REAL ESTATE INVESTMENT TRUSTS - CONTINUED
REITs - Industrial Buildings - continued
Public Storage	2,029,200	$ 281,308
Stag Industrial, Inc.	445,000	7,707
TOTAL REITS - INDUSTRIAL BUILDINGS		704,524
REITs - Malls - 18.8%
CBL & Associates Properties, Inc.	3,000,850	67,129
General Growth Properties, Inc.	4,696,000	92,323
Simon Property Group, Inc.	2,938,672	447,294
The Macerich Co.	1,385,800	78,991
TOTAL REITS - MALLS		685,737
REITs - Management/Investment - 1.8%
Digital Realty Trust, Inc. (d)	777,500	47,762
Lexington Corporate Properties Trust	1,952,573	18,530
TOTAL REITS - MANAGEMENT/INVESTMENT		66,292
REITs - Mobile Home Parks - 0.9%
Sun Communities, Inc.	790,300	33,177
REITs - Mortgage - 0.6%
CapLease, Inc.	1,200,000	6,156
Newcastle Investment Corp.	1,691,500	14,631
TOTAL REITS - MORTGAGE		20,787
REITs - Office Buildings - 9.5%
Boston Properties, Inc.	1,190,800	126,582
Brandywine Realty Trust (SBI)	2,507,900	29,092
Cousins Properties, Inc.	282,500	2,376
Douglas Emmett, Inc.	1,849,200	43,364
Highwoods Properties, Inc. (SBI)	1,346,123	43,412
SL Green Realty Corp.	1,333,446	100,408
TOTAL REITS - OFFICE BUILDINGS		345,234
REITs - Shopping Centers - 11.2%
Cedar Shopping Centers, Inc.	978,405	5,176
DDR Corp.	6,198,167	95,204
Excel Trust, Inc.	832,200	10,236
Common Stocks - continued
	Shares	Value (000s)
REAL ESTATE INVESTMENT TRUSTS - CONTINUED
REITs - Shopping Centers - continued
Federal Realty Investment Trust (SBI)	283,800	$ 30,602
Glimcher Realty Trust	3,478,479	37,115
Kimco Realty Corp.	8,219,300	160,441
Kite Realty Group Trust	1,581,550	8,651
Ramco-Gershenson Properties Trust (SBI)	1,192,124	15,450
Vornado Realty Trust	547,971	43,953
TOTAL REITS - SHOPPING CENTERS		406,828
TOTAL REAL ESTATE INVESTMENT TRUSTS		3,578,107
REAL ESTATE MANAGEMENT & DEVELOPMENT - 1.0%
Real Estate Operating Companies - 1.0%
Forest City Enterprises, Inc. Class A (a)	2,293,400	36,809
TOTAL COMMON STOCKS (Cost $3,093,072)		3,621,954
Money Market Funds - 1.3%

Fidelity Cash Central Fund, 0.19% (b)	30,016,049	30,016
Fidelity Securities Lending Cash Central Fund, 0.19% (b)(c)	18,262,500	18,263
TOTAL MONEY MARKET FUNDS (Cost $48,279)		48,279
TOTAL INVESTMENT PORTFOLIO - 100.6% (Cost $3,141,351)		3,670,233
NET OTHER ASSETS (LIABILITIES) - (0.6)%		(23,384)
NET ASSETS - 100%		$ 3,646,849
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 25
Fidelity Securities Lending Cash Central Fund	17
Total	$ 42
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At October 31, 2012, the cost of investment securities for income tax purposes was $3,279,192,000. Net unrealized appreciation aggregated $391,041,000, of which $728,863,000 related to appreciated investment securities and $337,822,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or rates are not readily available or reliable, securities will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Fund's Board. Factors used in determining fair value vary by security type and may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Devonshire Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Devonshire Trust

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	December 28, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	December 28, 2012
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	December 28, 2012